REICH & TANG DISTRIBUTORS, INC.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                   November 13, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



               Re:   Insured Municipal Securities Trust, Series 30
                     File No. 33-53124



Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 1998 and became effective October 28, 1998 pursuant to Rule 485(b).

                                   Insured Municipal Securities Trust,
                                   Series 30


                                   REICH & TANG DISTRIBUTORS, INC.
                                   GRUNTAL & CO., L.L.C.


                                   By:  /s/ PETER J. DEMARCO
                                      --------------------------------------
                                        Peter J. DeMarco
                                        as agent for the Sponsors


659792.1